Income Taxes - Net operating loss carryforward (Details) - Dec. 31, 2018 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Income Taxes
Net operating loss carryforward	$ 57.9	¥ 398.4
Net operating tax loss carryforward, expire in 2019		9.9
Net operating tax loss carryforward, expire in 2020		29.5
Net operating tax loss carryforward, expire in 2021		67.6
Net operating tax loss carryforward, expire in 2022		68.9
Net operating tax loss carryforward, expire in 2023		¥ 222.5